UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Jerrold N. Fine             Westport, CT                11/16/09
     ---------------------      -------------------------       ----------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   33
                                               -------------

Form 13F Information Table Value Total:             $201,696
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number                   Name


       1.    28-12871                           CHARTER OAK MANAGEMENT GP LLC,
                                                GENERAL PARTNER



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                                                      FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2      COLUMN3     COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                                      SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP    VALUE(x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
---------------------       --------------   --------  ------------   -------   --  ----  ----------  -------   -------------------

AMGEN INC                    COM             031162100    6,023        100,000  SH          SOLE                 100,000  0      0
AMERICAN WTR WKS CO INC NEW  COM             030420103    7,976        400,000  SH          SOLE                 400,000  0      0
ANADARKO PETE CORP           COM             032511107    7,561        120,527  SH          SOLE                 120,527  0      0
BANK OF AMERICA CORPORATION  COM             060505104    8,460        500,000  SH          SOLE                 500,000  0      0
CEPHALON INC                 COM             156708109   11,648        200,000  SH          SOLE                 200,000  0      0
CISCO SYS INC                COM             17275R102   11,770        500,000  SH          SOLE                 500,000  0      0
COOPER INDUSTRIES PLC        SHS             G24140108    5,636        150,000  SH          SOLE                 150,000  0      0
DELTA AIR LINES INC DEL      COM NEW         247361702    3,889        433,992  SH          SOLE                 433,992  0      0
DENNYS CORP                  COM             24869P104      133         50,000  SH          SOLE                  50,000  0      0
DIRECTV GROUP INC            COM             25459L106      690         25,000  SH          SOLE                  25,000  0      0
DYNEGY INC DEL               CL A            26817G102    1,063        416,711  SH          SOLE                 416,711  0      0
EVEREST RE GROUP LTD         COM             G3223R108   16,776        191,284  SH          SOLE                 191,284  0      0
FEDEX CORP                   COM             31428X106    2,840         37,755  SH          SOLE                  37,755  0      0
HUMAN GENOME SCIENCES INC    COM             444903108   22,906      1,217,100  SH          SOLE               1,217,100  0      0
ITC HLDGS CORP               COM             465685105      870         19,149  SH          SOLE                  19,149  0      0
LINN ENERGY LLC              UNIT LTD LIAB   536020100    1,202         52,506  SH          SOLE                  52,506  0      0
LOWES COS INC                COM             548661107    3,916        187,028  SH          SOLE                 187,028  0      0
MANITOWOC INC                COM             563571108    1,894        200,000  SH          SOLE                 200,000  0      0
MCDONALDS CORP               COM             580135101    5,713        100,100  SH          SOLE                 100,100  0      0
MYLAN INC                    COM             628530107   15,392        961,414  SH          SOLE                 961,414  0      0
O REILLY AUTOMOTIVE INC      COM             686091109    1,755         48,574  SH          SOLE                  48,574  0      0
OCCIDENTAL PETE CORP DEL     COM             674599105    9,408        120,000  SH          SOLE                 120,000  0      0
PARTNERRE LTD                COM             G6852T105      989         12,853  SH          SOLE                  12,853  0      0
PFIZER INC                   COM             717081103    8,275        500,000  SH          SOLE                 500,000  0      0
PREMIER EXIBITIONS INC       COM             74051E102      561        539,503  SH          SOLE                 539,503  0      0
RADNET INC                   COM             750491102    1,598        616,987  SH          SOLE                 616,987  0      0
SOUTH JERSEY INDS INC        COM             838518108      982         27,825  SH          SOLE                  27,825  0      0
SOUTHWEST AIRLS CO           COM             844741108    2,400        250,000  SH          SOLE                 250,000  0      0
TD AMERITRADE HLDG CORP      COM             87236Y108    7,138        363,628  SH          SOLE                 363,628  0      0
TEVA PHARMACEUTICAL INDS LTD ADR             881624209   10,112        200,000  SH          SOLE                 200,000  0      0
VALIDUS HOLDINGS LTD         COM SHS         G9319H102    7,173        278,020  SH          SOLE                 278,020  0      0
WAL MART STORES INC          COM             931142103   11,513        234,535  SH          SOLE                 234,535  0      0
WESTERN GAS PARTNERS LP      COM UNIT LP IN  958254104    3,434        193,995  SH          SOLE                 193,995  0      0
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